Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt
The following table provides a summary of our indebtedness as of December 31, 2025 and 2024:

	As of December 31,
	2025						2024
Debt obligation	Collateral (number of assets) (a)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (b)	Maturity	Amount outstanding
Unsecured
AerCap Trust (c) & AICDC (d) Notes		$29,000,000	$—	$29,000,000	3.99%	2026-2041	$29,950,000
Revolving credit facilities (e)		9,950,000	9,925,000	25,000	5.39%	2027-2030	25,000
Other unsecured debt		5,220,452	—	5,220,452	5.01%	2027-2032	4,775,000
TOTAL UNSECURED		$44,170,452	$9,925,000	$34,245,452			$34,750,000
Secured
Export credit facilities (f)	40	1,003,129	—	1,003,129	3.18%	2026-2037	974,269
Institutional secured term loans & secured portfolio loans	190	5,292,379	—	5,292,379	4.87%	2027-2034	6,238,520
AerFunding Revolving Credit Facility	22	1,750,000	947,164	802,836	5.47%	2031	1,010,699
Other secured debt	78	341,693	129,227	212,466	5.76%	2026-2041	313,651
Fair value adjustment		—	—	42			356
TOTAL SECURED		$8,387,201	$1,076,391	$7,310,852			$8,537,495
Subordinated
Subordinated notes		2,250,000	—	2,250,000	6.63%	2055-2065	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(240,983)			(242,984)
	330	$54,807,653	$11,001,391	$43,565,321			$45,294,511

(a)The assets pledged as collateral include 242 aircraft, 83 engines and five helicopters.
(b)The weighted average interest rate for our floating-rate debt of $10.9 billion is calculated based on the applicable U.S. dollar SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(c)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(d)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(e)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(f)An additional $0.9 billion commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	As of December 31,
	2025				2024
	Collateral (Number of assets) (a) (b)	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
Institutional secured term loans
Setanta	30	$700,000	5.42%	2028	$1,000,000
Hyperion	15	400,000	5.42%	2027	600,000
Secured portfolio loans
Rhenium	18	760,451	5.06%	2032	815,738
Archerfish	14	520,653	5.07%	2030	557,774
Cesium	14	420,252	5.17%	2028	493,744
Other secured facilities	99	2,491,023	4.48%	2027-2034	2,771,264
	190	$5,292,379			$6,238,520

(a)These loans are secured by a combination of aircraft and engines and the equity interests in the borrower and certain SPE subsidiaries of the borrower that own the aircraft and engines.
(b)The assets pledged as collateral include 177 aircraft and 13 engines.
The following table provides a summary of the outstanding subordinated debt as of December 31, 2025 and 2024:

	As of December 31,
	2025			2024
	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
ECAPS Subordinated Notes (a)	$1,000,000	6.45%	2065	$1,000,000
2055 Subordinated Notes	750,000	6.95%	2055	750,000
2056 Subordinated Notes	500,000	6.50%	2056	—
2045 Subordinated Notes	—	—	—	500,000
	$2,250,000			$2,250,000

(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”).
Schedule of Maturities of Debt Financings
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2025 were as follows:

Maturities of debt financing (a)
2026	$6,219,771
2027	7,349,675
2028	9,312,710
2029	4,836,895
2030	2,108,120
Thereafter	13,979,091
$43,806,262

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Liquidity and capital resources—Contractual obligations.”
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2025:

Maturities of AGAT/AICDC Notes
2026	$5,250,000
2027	4,000,000
2028	6,050,000
2029	2,100,000
2030	1,450,000
Thereafter	10,150,000
$29,000,000